SHAREHOLDERS' EQUITY - Equity-settled LTI Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Cash withholding taxes	$ 13,386	$ 3,551	$ 5,567
Equity-settled Long-term Incentive Plans
Share-Based Compensation
Cumulative recognized share-based compensation expense	31,984
Unrecognized share-based compensation expense	15,951
Fair value	47,935
PSU
Share-Based Compensation
Cumulative recognized share-based compensation expense	21,616
Unrecognized share-based compensation expense	11,815
Fair value	$ 33,431
Weighted-average remaining contractual term (years)	1 year 2 months 12 days
RSU
Share-Based Compensation
Cumulative recognized share-based compensation expense	$ 10,368
Unrecognized share-based compensation expense	4,136
Fair value	$ 14,504
Weighted-average remaining contractual term (years)	10 months 24 days